Related party transactions (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Third Party [Line Items]
Note payable to related party		$ 25,808	$ 25,808	$ 30,493
AAGES Spain
Transactions with Third Party [Line Items]
Acquired assets	$ 2,662
Working capital	1,507
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses		63,861	25,778
Development fees		12,628	2,036
Note payable to related party			25,808	$ 30,493
Abengoa
Transactions with Third Party [Line Items]
Option to purchase interest in joint venture	1,500
Abengoa | AAGES Spain
Transactions with Third Party [Line Items]
Loans related to parties	$ 3,089
Atlantica | Related Party
Transactions with Third Party [Line Items]
Purchases from related party			23,863
Gain on sale with related party		$ 1,200	878
Contingent consideration			$ 2,600